Income (loss) before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Schedule of Income Before Income Tax [Line Items]
Income Before Income Taxes, United States	$ 209,626		$ 5,104		$ 187,687
Income Before Income Taxes, Foreign	214,861		171,787		140,602
Income (Loss) Before Income Taxes	$ 424,487	[1]	$ 176,891	[1]	$ 328,289	[1]

[1]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.